Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Large Cap Focus Value Fund, Inc.
Entity Central Index Key	0000216557
Document Period End Date	Jun. 30, 2024
C000006077 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the reporting period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
The Fund’s best performing sectors included financials, information technology and industrials. In financials, selection decisions in banks and insurance were strong contributors to absolute performance. In information technology, the Fund’s investments in technology, hardware, storage and peripherals contributed significantly to performance. In industrials, positioning in aerospace and defense contributed meaningfully.
What detracted from performance?
At the sector level, exposure to healthcare and consumer staples weighed most heavily on the Fund’s return. Healthcare equipment and supplies and pharmaceuticals holdings also detracted. Weak performance in consumer staples was driven by holdings in consumer staples distribution and retail as well as in food products. Other challenging areas in the portfolio included the household durables and containers and packaging industries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	13.45%	10.15%	7.82%
Russell 1000® Index	23.88	14.61	12.51
Russell 1000® Value Index	13.06	9.01	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,894,046,137
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,781,152
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,894,046,137
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,781,152
Portfolio Turnover Rate	63%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8
Industrials	15.4
Consumer Discretionary	8.8
Information Technology	8.2
Communication Services	8.2
Energy	8.1
Consumer Staples	6.0
Utilities	4.3
Materials	3.6
Short-Term Securities	1.8
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(b)Excludes short-term securities.
C000006074 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the reporting period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
The Fund’s best performing sectors included financials, information technology and industrials. In financials, selection decisions in banks and insurance were strong contributors to absolute performance. In information technology, the Fund’s investments in technology, hardware, storage and peripherals contributed significantly to performance. In industrials, positioning in aerospace and defense contributed meaningfully.
What detracted from performance?
At the sector level, exposure to healthcare and consumer staples weighed most heavily on the Fund’s return. Healthcare equipment and supplies and pharmaceuticals holdings also detracted. Weak performance in consumer staples was driven by holdings in consumer staples distribution and retail as well as in food products. Other challenging areas in the portfolio included the household durables and containers and packaging industries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.21%	9.85%	7.52%
Investor A Shares (with sales charge)	7.27	8.67	6.94
Russell 1000® Index	23.88	14.61	12.51
Russell 1000® Value Index	13.06	9.01	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,894,046,137
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,781,152
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,894,046,137
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,781,152
Portfolio Turnover Rate	63%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8
Industrials	15.4
Consumer Discretionary	8.8
Information Technology	8.2
Communication Services	8.2
Energy	8.1
Consumer Staples	6.0
Utilities	4.3
Materials	3.6
Short-Term Securities	1.8
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(b)Excludes short-term securities.
C000006076 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$170	1.60%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the reporting period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
The Fund’s best performing sectors included financials, information technology and industrials. In financials, selection decisions in banks and insurance were strong contributors to absolute performance. In information technology, the Fund’s investments in technology, hardware, storage and peripherals contributed significantly to performance. In industrials, positioning in aerospace and defense contributed meaningfully.
What detracted from performance?
At the sector level, exposure to healthcare and consumer staples weighed most heavily on the Fund’s return. Healthcare equipment and supplies and pharmaceuticals holdings also detracted. Weak performance in consumer staples was driven by holdings in consumer staples distribution and retail as well as in food products. Other challenging areas in the portfolio included the household durables and containers and packaging industries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	12.25%	8.94%	6.83%
Investor C Shares (with sales charge)	11.25	8.94	6.83
Russell 1000® Index	23.88	14.61	12.51
Russell 1000® Value Index	13.06	9.01	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,894,046,137
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,781,152
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,894,046,137
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,781,152
Portfolio Turnover Rate	63%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8
Industrials	15.4
Consumer Discretionary	8.8
Information Technology	8.2
Communication Services	8.2
Energy	8.1
Consumer Staples	6.0
Utilities	4.3
Materials	3.6
Short-Term Securities	1.8
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(b)Excludes short-term securities.
C000152172 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MBVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the reporting period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
The Fund’s best performing sectors included financials, information technology and industrials. In financials, selection decisions in banks and insurance were strong contributors to absolute performance. In information technology, the Fund’s investments in technology, hardware, storage and peripherals contributed significantly to performance. In industrials, positioning in aerospace and defense contributed meaningfully.
What detracted from performance?
At the sector level, exposure to healthcare and consumer staples weighed most heavily on the Fund’s return. Healthcare equipment and supplies and pharmaceuticals holdings also detracted. Weak performance in consumer staples was driven by holdings in consumer staples distribution and retail as well as in food products. Other challenging areas in the portfolio included the household durables and containers and packaging industries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	13.56%	10.23%	7.91%
Russell 1000® Index	23.88	14.61	12.51
Russell 1000® Value Index	13.06	9.01	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,894,046,137
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,781,152
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,894,046,137
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,781,152
Portfolio Turnover Rate	63%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8
Industrials	15.4
Consumer Discretionary	8.8
Information Technology	8.2
Communication Services	8.2
Energy	8.1
Consumer Staples	6.0
Utilities	4.3
Materials	3.6
Short-Term Securities	1.8
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(b)Excludes short-term securities.
C000007847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the reporting period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
The Fund’s best performing sectors included financials, information technology and industrials. In financials, selection decisions in banks and insurance were strong contributors to absolute performance. In information technology, the Fund’s investments in technology, hardware, storage and peripherals contributed significantly to performance. In industrials, positioning in aerospace and defense contributed meaningfully.
What detracted from performance?
At the sector level, exposure to healthcare and consumer staples weighed most heavily on the Fund’s return. Healthcare equipment and supplies and pharmaceuticals holdings also detracted. Weak performance in consumer staples was driven by holdings in consumer staples distribution and retail as well as in food products. Other challenging areas in the portfolio included the household durables and containers and packaging industries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	12.75%	9.45%	7.15%
Russell 1000® Index	23.88	14.61	12.51
Russell 1000® Value Index	13.06	9.01	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,894,046,137
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,781,152
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,894,046,137
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,781,152
Portfolio Turnover Rate	63%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.9%
Health Care	17.8
Industrials	15.4
Consumer Discretionary	8.8
Information Technology	8.2
Communication Services	8.2
Energy	8.1
Consumer Staples	6.0
Utilities	4.3
Materials	3.6
Short-Term Securities	1.8
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.7
Samsung Electronics Co. Ltd.	2.7
L3Harris Technologies, Inc.	2.7
Shell PLC	2.6
First Citizens BancShares, Inc., Class A	2.6
SS&C Technologies Holdings, Inc.	2.5
WPP PLC	2.5
RTX Corp.	2.5
Kraft Heinz Co. (The)	2.5
(b)Excludes short-term securities.